Other assets	12 Months Ended
Dec. 31, 2021
Other assets

19	Other assets

	2021	2020
Other recoverable taxes	128,377	127,815
Advances to third parties	8,545	15,006
Prepaid expenses	10,361	10,522
Judicial deposits	5,446	5,566
Other assets	26,974	25,363
	179,703	184,272
Current assets	81,119	91,141
Non-current assets	98,584	93,131